UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2017

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael Key
Vice President

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Semi-Annual Report

April 30, 2017

MTGSAN
1805684 EXP. 06.30.18

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Notes to Financial Statements	28
Financial Highlights	47
Privacy Notice	52

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2017

Total Return for the 6 Months Ended April 30, 2017
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
1.76%	1.46%	1.63%	1.95%	1.38%	–0.61%	–0.14%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Interest rate increases and credit spread tightening were the dominant market themes over the six-month reporting period. Immediately following the November 2016 U.S. elections, 10-year U.S. Treasury rates increased 80 basis points from 1.83% on October 31, 2016, to a high of 2.63% on March 13, 2017, before finishing the six-month period at 2.28%, buoyed by expectations of economic stimulus from fiscal spending, tax overhaul and regulatory reform.i The Federal Reserve ("Fed") raised short-term interest rates twice during the six-month period, with a 25 basis point hike in December 2016 and a second 25 basis point hike in March 2017. Higher rates caused agency residential mortgage-backed securities ("RMBS") durations to extend on the expectation of slower prepayment levels due to higher mortgage rates. The duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index extended from 3.1 years on October 31, 2016, to 4.6 years on April 28, 2017.ii The combination of higher rates and lengthening durations caused agency RMBS to underperform comparable duration U.S. Treasuries during the six-month period. Nominal spreads on current coupon agency RMBS were unchanged over the six-month period at 97 basis points above comparable duration U.S. Treasuries, but agency RMBS option-adjusted spreads widened 10 basis points as interest rate volatility increased.iii Agency RMBS were also affected by discussions regarding the Fed's balance sheet. The Fed currently owns $1.75 trillion agency RMBS, and several Fed governors have floated the idea of ending the reinvestment of paydowns and letting the portfolio slowly run off. The Fed purchased almost $400 billion agency RMBS in 2016, and is expected to purchase roughly $250 billion in 2017, to maintain its portfolio.iv But going forward this supply would need to be absorbed by other investors if the Fed discontinued its current reinvestment program.

The U.S. housing market continued its strong performance of the past five years with home prices

(i)  Bloomberg L.P.

(ii)  Barclays Capital

(iii)  Yield Book

(iv)  Federal Reserve Bank of New York

rising almost 6% over the past year.v Existing home sales in March 2017 were 5.9% higher than a year earlier and marked the highest sales volumes in more than 10 years.vi Housing supply hit a 20-year low in January 2017 with 3.6 months of outstanding supply based on recent monthly sales volumes.vi Despite recent increases in both home prices and mortgage rates, homes remain affordable by historical standards when comparing median incomes versus the cost of owning a median priced home at current mortgage rates.vi Rising incomes and declining unemployment rates could continue to provide support for the U.S. housing market. Rising home prices and the improving economy have also helped mortgage performance, where delinquency and default rates have continued to decline. Spreads on non-agency RMBS tightened during the six-month period, reflecting the improving credit environment.vii

U.S. commercial real estate performance was mixed over the six-month reporting period. After rising steadily for the past seven years, commercial real estate prices were generally flat over the past six months.viii Office buildings, hotels, industrial facilities and multi-family housing units have continued to perform well with increasing occupancy and rising rental rates, but retail shopping centers are showing increased signs of stress due to increasing announcements of store closings by major retailers. Spreads on commercial mortgage-backed securities ("CMBS") tightened for most collateral types over the past six months, with the exception of CMBS backed by retail properties, where spreads generally widened materially due to retail-related credit concerns.ix CMBS issuance has been slightly lower-than-anticipated due to new risk retention rules that require issuers to retain 5% of the newly issued securitization.

European housing markets have also performed well over the past year, with home prices up across every major European mortgage market in 2016.x Low interest rates, and corresponding low mortgage rates, have improved home affordability and helped stimulate broader economic activity in Europe. Spreads on European RMBS continued to tighten over the past six months, still recovering from Brexit-related shocks in the first half of 2016.xi Despite concerns over Brexit-related economic implications for the U.K. and other potential political shocks in Europe, we remain positive on the value opportunity of RMBS in the U.K. and other select areas of Europe. While the Fund's exposure to European RMBS remains relatively small at less than 13%, this sector was a major contributor to returns during the six-month reporting period.

(v)  S&P CoreLogic Case-Shiller U.S. National Home Price Index

(vi)  National Association of Realtors

(vii)  Amherst Securities

(viii)  Green Street Advisors

(ix)  Bank of America Merrill Lynch

(x)  Eurostat

(xi)  Wells Fargo

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed both the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2017, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to U.S. non-agency RMBS, European RMBS and U.S. CMBS. A small position in collateralized mortgage obligations ("CMOs") underperformed, but the impact to Fund performance was minimal.

We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency RMBS and CMBS sectors. We also believe that interest rates are poised to continue to move higher, and we are therefore maintaining a portfolio duration that is slightly shorter than that of the Index. We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds may perform well in this environment but will likely underperform non-agency MBS, CMBS and interest-only agency CMOs.

Additionally, during calendar year 2016, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, any period returns which included these settlement monies would have been lower. For example, the 2016 fiscal year total return would have been 5.78% for Class I Shares as of October 31, 2016. The returns on the other Share Classes would also have been similarly impacted. These were one-time settlements, and as a result, the impact on the net asset value and consequently the performance will not likely be repeated in the future. Please call 1-800-548-7786 for additional information.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/17
Mortgages — Other	28.9%
Agency Fixed Rate Mortgages	23.2
Asset-Backed Securities	22.0
Short-Term Investments	11.1
Commercial Mortgage-Backed Securities	9.1
Collateralized Mortgage Obligations —
Agency Collateral Series	5.7

*  Does not include open long/short futures contracts with an underlying face amount of $39,789,672 with net unrealized appreciation of $325,117. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $328,695 and does not include open swap agreements with total unrealized depreciation of $66,624.

LONG-TERM CREDIT ANALYSIS as of 04/30/17
AAA	42.0%
AA	3.4
A	5.9
BBB	12.6
BB	6.4
B or less	17.1
NR	12.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are stated as a percentage of total investments and long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2017
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	6.55 2.05[4]	%[3]	5.84 0.84[4]	%[3]	6.29 —%[3]	6.99 —%[3]	5.75 4.75[4]	%[3]
5 Years	4.91[3] 4.00[4]		4.29[3] 3.95[4]		4.61[3] —	5.30[3] —	— —
10 Years	4.02[3] 3.57[4]		3.53[3] 3.53[4]		3.57[3] —	4.36[3] —	— —
Since Inception	4.68[3] 4.45[4]		5.32[3] 5.32[4]		4.06[3] —	4.85[3] —	3.50[3] 3.50[4]
Gross Expense Ratio	1.30		2.52		1.58	1.02	2.22

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L , Class I shares and Class C shareswill vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/16 – 04/30/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/16	04/30/17	11/01/16 – 04/30/17
Class A
Actual (1.76% return)	$1,000.00	$1,017.60	$4.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class B
Actual (1.46% return)	$1,000.00	$1,014.60	$8.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.45
Class L
Actual (1.63% return)	$1,000.00	$1,016.30	$6.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class I
Actual (1.95% return)	$1,000.00	$1,019.50	$3.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46
Class C
Actual (1.38% return)	$1,000.00	$1,013.80	$8.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.69%, 1.29%, 0.69% and 1.79% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.29%, 2.52%, 1.59%, 1.00% and 2.18% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Agency Fixed Rate Mortgages (25.8%)
		Federal Home Loan Mortgage Corporation,
		Conventional Pools:
$	(a)		9.50%	02/01/19	$201
	33		10.00	09/01/17 - 12/01/20	36,717
		Gold Pools:
	2,448		3.50	01/01/44 - 06/01/45	2,528,571
	1,891		4.00	12/01/41 - 10/01/45	1,994,634
	1,482		4.50	03/01/41 - 09/01/41	1,601,357
	188		5.00	12/01/40 - 05/01/41	208,311
	27		5.50	07/01/37	30,444
	31		6.00	12/01/37 - 03/01/38	34,337
	31		6.50	06/01/29 - 09/01/33	35,060
	84		7.50	04/01/20 - 05/01/35	98,295
	41		8.00	08/01/32	48,876
	63		8.50	08/01/31	76,374
	9		10.00	10/01/21	9,245
		Federal National Mortgage Association,
		Conventional Pools:
	339		3.00	04/01/45	340,395
	2,708		3.50	08/01/45 - 03/01/47	2,795,869
	1,848		4.00	04/01/45 - 09/01/45	1,958,267
	258		4.50	08/01/40 - 09/01/41	278,976
	298		5.00	11/01/40 - 07/01/41	328,846
	20		5.50	08/01/37	22,501
	587		6.50	02/01/28 - 12/01/33	652,263
	17		7.00	07/01/23 - 06/01/32	17,901
	107		7.50	08/01/37	129,955
	113		8.00	04/01/33	137,998
	100		8.50	10/01/32	124,878
	128		9.50	04/01/30	147,707
	6		10.00	10/01/18	6,152
		June TBA:
	1,650	(b)	3.00	05/01/32 - 05/01/47	1,668,623
	4,860	(b)	3.50	05/01/47	4,987,385
	2,340	(b)	4.00	05/01/47	2,459,377
	1,440	(b)	4.50	05/01/47	1,546,425

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$787		3.50%		10/20/44 - 05/20/45	$822,119
593		4.00		07/15/44	627,881
362		5.00		05/20/41	397,653
1		11.00		04/15/21	1,240
	Total Agency Fixed Rate Mortgages (Cost $26,096,114)				26,154,833
	Asset-Backed Securities (24.4%)
446	Apollo Aviation Securitization Equity Trust (c)	4.875		03/17/36	446,407
	Argent Securities, Inc. Asset-Backed
	Pass-Through Certificates
350		2.866	(d)	04/25/34	340,625
600		4.089	(d)	09/25/33	575,426
691	Bear Stearns Asset-Backed Securities I Trust	1.311	(d)	03/25/37	436,811
	Bear Stearns Asset-Backed Securities Trust
144		1.311	(d)	01/25/47	141,954
238		2.291	(d)	10/27/32	225,974
567		2.388	(d)	10/25/36	411,518
390	Blackbird Capital Aircraft Lease Securitization Ltd. (c)	4.213		12/16/41	394,970
600	Carrington Mortgage Loan Trust	1.231	(d)	05/25/36	564,108
338	Castle Aircraft Securitization Trust (c)	4.703		12/15/40	345,825
234	CDC Mortgage Capital Trust	1.611	(d)	01/25/33	218,827
278	Cendant Mortgage Corp. (c)	6.00	(d)	07/25/43	285,704
800	Citicorp Residential Mortgage Trust	5.64	(d)	03/25/37	821,779
	Colony American Homes
325	(c)	3.794	(d)	05/17/31	326,799
350	(c)	4.19	(d)	07/17/31	354,735
173	Countrywide Asset-Backed Certificates (c)	1.611	(d)	06/25/33	169,031
	Credit-Based Asset Servicing & Securitization LLC
169		4.066	(d)	08/25/30	169,920
240	(c)	6.75		05/25/36	258,852
449	CWABS Asset-Backed Certificates Trust	1.231	(d)	10/25/46	391,985
474	CWABS, Inc. Asset-Backed Certificates	5.291		02/25/34	483,314
364	EMC Mortgage Loan Trust (c)	1.982	(d)	11/25/30	349,544
617	GMAT Trust (c)	4.25		09/25/20	619,796
94	GO Financial Auto Securitization Trust (c)	3.27		11/15/18	94,373
	Green Tree Agency Advance Funding Trust I
300	(c)	2.38		10/15/48	297,936
250	(c)	4.058		10/15/48	248,317

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$550	Invitation Homes Trust (c)	5.744	(d)%	08/17/32	$561,667
1,466	KGS-Alpha SBA COOF Trust, IO (c)	3.39	(d)	04/25/40	136,984
394	Labrador Aviation Finance Ltd. (c)	4.30		01/15/42	395,541
	Lehman ABS Manufactured Housing Contract Trust
143		3.70		04/15/40	144,928
500		6.63	(d)	04/15/40	540,275
135	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	138,238
399	Long Beach Mortgage Loan Trust	1.431	(d)	06/25/34	368,098
200	Mariner Finance Issuance Trust (c)	3.62		02/20/29	201,567
250	Mastr Asset-Backed Securities Trust	3.466	(d)	09/25/34	244,220
400	MERIT Securities Corp.	7.82	(d)	12/28/33	415,703
371	Mid-State Capital Corp. Trust	7.758		01/15/40	409,696
401	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	2.266	(d)	02/25/32	395,750
	Nationstar HECM Loan Trust
300	(c)	3.598		06/25/26	307,188
600	(c)	4.36		02/25/26	600,192
406	(c)	6.657		11/25/25	406,000
500	(c)	7.385		02/25/26	500,000
	New Century Home Equity Loan Trust
209		1.791	(d)	11/25/33	168,746
474		2.091	(d)	08/25/34	466,117
604	NRZ Excess Spread-Collateralized Notes (c)	5.683		07/25/21	604,386
	Oakwood Mortgage Investors, Inc.
870		7.405	(d)	06/15/31	365,353
190		7.72		04/15/30	201,256
376		7.84	(d)	11/15/29	375,262
500	OnDeck Asset Securitization Trust II LLC (c)	4.21		05/17/20	501,813
200	OSCAR US Funding Trust VI LLC (c)	3.30		05/10/24	201,256
596	People's Choice Home Loan Securities Trust	2.031	(d)	06/25/34	561,640
500	PNMAC GMSR Issuer Trust (c)	5.741	(d)	02/25/50	503,652
383	Pretium Mortgage Credit Partners LLC (c)	3.50		04/29/32	383,424
194	RMAT LLC (c)	4.826		06/25/35	194,724
507	Saxon Asset Securities Trust	8.41	(d)	05/25/29	503,293
609	Shenton Aircraft Investment I Ltd. (Cayman Islands) (c)	4.75		10/15/42	624,047
350	Silver Bay Realty Trust (c)	4.544	(d)	09/17/31	350,617
	Skopos Auto Receivables Trust
65	(c)	3.10		12/15/23	65,428
319	(c)	3.55		02/15/20	319,267

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$500	(c)	8.36%		08/15/21	$503,992
GBP	300	Small Business Origination Loan Trust (United Kingdom)	6.756		12/15/24	396,723
	$400	SPS Servicer Advance Receivables Trust (c)	2.53		11/16/48	399,076
	300	Stanwich Mortgage Loan Co., LLC (c)	3.598		03/16/22	300,000
	39	Sunset Mortgage Loan Co., LLC (c)	3.721		11/16/44	39,144
	500	Tricon American Homes Trust (c)	3.943	(d)	05/17/32	501,994
	100	VOLT XIX LLC (c)	5.00		04/25/55	100,036
	370	VOLT XLIV LLC (c)	4.25		04/25/46	374,660
	199	VOLT XXII LLC (c)	4.25		02/25/55	198,519
	496	VOLT XXXIII LLC (c)	4.25		03/25/55	493,248
	744	Washington Mutual Asset-Backed Certificates Trust	1.051	(d)	10/25/36	356,439
		Total Asset-Backed Securities (Cost $24,475,246)				24,794,689
		Collateralized Mortgage Obligations - Agency Collateral Series (6.3%)
		Federal Home Loan Mortgage Corporation,
		IO
	6,630		0.827	(d)	10/25/20	131,911
	3,059		1.097	(d)	01/25/31	281,991
	2,681		1.456	(d)	11/25/19	69,802
		IO REMIC
	520		1.832	(d)	10/15/41	28,689
	942		1.896	(d)	10/15/39	56,135
	1,136		2.015	(d)	04/15/39	71,791
	2,873		2.035	(d)	10/15/40	163,915
	1,558		2.053	(d)	08/15/42	96,018
	3,382		2.105	(d)	09/15/41	188,353
	419		4.00		04/15/39	43,673
	178		5.00		08/15/41	26,119
	1,772		5.006	(d)	11/15/43 - 06/15/44	284,384
	390		5.056	(d)	04/15/39	38,942
		IO STRIPS
	5,997		1.645	(d)	10/15/37	315,361
	160		7.00		06/15/30	40,614
	178		7.50		12/15/29	50,569
		REMIC
	33		6.135	(e)	10/15/43	33,581
	237		9.379	(e)	12/15/43	246,621

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Association,
	IO
$1,901		5.399	(d)%	09/25/20	$225,588
	IO REMIC
2,778		1.637	(d)	05/15/38	157,036
5,854		1.649		03/25/46	288,347
2,291		2.043	(d)	10/25/39	135,673
2,259		2.175	(d)	03/25/44	165,450
1,296		3.50		02/25/39	127,068
1,150		4.659	(d)	11/25/41	141,945
1,464		5.059	(d)	06/25/42	276,776
735		5.559	(d)	08/25/41	116,675
	IO STRIPS
57		7.00		11/25/27	10,012
138		8.00		05/25/30 - 06/25/30	39,349
84		8.50		10/25/24	18,487
	REMIC
109		2.191	(d)	12/25/23	111,956
67		6.58	(d)	04/25/39	68,502
	Government National Mortgage Association,
	IO
3,205		0.807	(d)	08/20/58	87,829
5,315		3.50		06/20/41 - 11/20/42	1,020,877
753		4.50		05/20/40	92,568
154		5.00		05/20/39 - 02/16/41	25,926
957		5.007	(d)	08/20/42	174,178
540		5.056	(d)	11/16/40	98,264
1,210		5.107	(d)	04/20/41 - 08/20/42	221,948
975		5.147	(d)	12/20/43	191,618
792		5.307	(d)	09/20/43	137,611
528		5.556	(d)	08/16/34	97,971
	IO PAC
159		5.00		10/20/40	20,244
697		5.057	(d)	01/20/40	39,735
1,493		5.157	(d)	10/20/41	151,318
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,284,981)				6,411,420

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (10.1%)
	$185	BAMLL Commercial Mortgage Securities Trust (c)	6.494	(d)%	12/15/31	$175,947
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	107,167
	350	BBCMS Trust (c)	4.427	(d)	09/10/28	336,351
		Citigroup Commercial Mortgage Trust
	220		4.723	(d)	09/10/58	218,203
		IO
	4,503		1.124	(d)	09/10/58	277,442
		COMM Mortgage Trust
	388		3.948	(d)	08/10/48	308,994
	100	(c)	4.894	(d)	07/15/47	88,779
	389	(c)	4.906	(d)	12/10/23	369,555
		IO
	1,597		1.126	(d)	10/10/47	66,833
		Commercial Mortgage Pass-Through Certificates
	187	(c)	4.748	(d)	02/10/47	172,293
		IO
	3,211		0.973	(d)	02/10/47	101,744
	6,455	COOF Securitization Trust II, IO (c)	2.756	(d)	08/25/41	508,096
	250	CSMC Trust (c)	4.194	(d)	03/15/28	250,597
	300	CSMC Trust 2015-DEAL (c)	4.994	(d)	04/15/29	302,651
EUR	193	Deco Ltd. (Ireland) (c)	4.50	(d)	11/07/24	213,124
		GS Mortgage Securities Trust
	$450		3.345		07/10/48	356,509
	100	(c)	4.662	(d)	09/10/47	80,716
	370	(c)	4.923	(d)	08/10/46	359,211
		IO
	2,019		0.986	(d)	09/10/47	90,061
	2,084		1.17	(d)	04/10/47	112,596
	400	HILT Mortgage Trust (c)	4.744	(d)	07/15/29	384,610
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(c)	4.724	(d)	07/15/47	314,346
	531		5.464	(d)	12/12/43 - 01/15/49	530,986
		IO
	1,879		0.961	(d)	12/15/49	93,411
		JPMBB Commercial Mortgage Securities Trust
	188	(c)	4.816	(d)	08/15/47	158,607
	267	(c)	4.822	(d)	04/15/47	238,764

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO
	$4,485		1.11	(d)%	01/15/47	$196,064
	3,321	KGS-Alpha SBA COOF Trust, IO (c)	2.939	(d)	07/25/41	427,087
		LB-UBS Commercial Mortgage Trust
	587		6.389	(d)	07/15/40	605,079
	200		6.456	(d)	09/15/45	203,559
	493	TRU Trust (c)	3.244	(d)	11/15/30	495,397
	186	Velocity Commercial Capital Loan Trust	2.791	(d)	10/25/46	187,135
		Wells Fargo Commercial Mortgage Trust
	306	(c)	3.153		09/15/57	217,520
	335	(c)	3.938		08/15/50	282,317
		WF-RBS Commercial Mortgage Trust
	500	(c)	3.692		11/15/47	325,749
	201	(c)	3.986		05/15/47	155,964
	500	(c)	4.055	(d)	09/15/57	390,143
	150	(c)	4.274	(d)	05/15/45	135,813
	500	(c)	4.629	(d)	08/15/46	446,346
		Total Commercial Mortgage-Backed Securities (Cost $10,382,528)				10,285,766
		Mortgages - Other (32.1%)
		Adjustable Rate Mortgage Trust
	329		3.261	(d)	04/25/35	303,504
	244		3.284	(d)	02/25/36	211,793
GBP	352	Alba PLC (United Kingdom)	0.704	(d)	11/25/42	413,323
		Alternative Loan Trust
	$461		1.181	(d)	11/25/46	394,299
	177		5.50		02/25/25 - 01/25/36	162,050
	153		34.077	(e)	05/25/37	273,823
	532	Alternative Loan Trust Resecuritization	6.25		08/25/37	448,022
		American Home Mortgage Investment Trust
	276	(c)	6.60		01/25/37	146,553
		IO
	1,307		2.078		05/25/47	229,368
		Banc of America Alternative Loan Trust
	430		1.441	(d)	11/25/36	294,740
	435		5.50		10/25/35	424,257
	404		6.50		05/25/46	376,109
	197	Banc of America Funding Trust	5.25		07/25/37	197,879

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Banc of America Mortgage Trust
	$4		5.25%		11/25/19	$4,538
	253		5.50		04/25/35	255,931
	262		6.50		08/25/32	264,006
	882	Bear Stearns Asset-Backed Securities I Trust	22.381	(e)	03/25/36	801,269
	8,383	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	222,923
	148	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	142,001
	201	Citigroup Mortgage Loan Trust (c)	6.50		10/25/36	149,247
GBP	241	Clavis Securities PLC (United Kingdom)	0.794	(d)	12/15/40	266,117
		Credit Suisse European Mortgage Capital Ltd.,
		(Ireland)
EUR	525	(c)	2.75	(d)	04/20/20	561,763
		IO (Ireland)
	525	(c)	0.25		04/20/20	2,859
		Credit Suisse First Boston Mortgage Securities Corp.
	1,168		1.711	(d)	05/25/34 - 06/25/34	1,073,924
	494		4.291	(d)	02/25/32	447,576
	574		6.50		11/25/35	222,925
	139	CSMC Mortgage-Backed Trust	6.611	(d)	08/25/37	96,157
		CSMC Trust
	500	(c)	4.662	(d)	11/25/57	502,766
	345	(c)	4.826	(d)	08/25/62	341,159
EUR	362	Eurosail BV (Netherlands)	1.168	(d)	10/17/40	391,669
GBP	400	Eurosail PLC (United Kingdom)	1.294	(d)	06/13/45	483,259
		Fannie Mae Connecticut Avenue Securities
	$324		5.891	(d)	11/25/24	369,893
	298		5.991	(d)	07/25/25	331,312
GBP	187	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.836	(d)	07/15/47	229,158
	$281	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	267,990
	295	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	276,388
EUR	528	Fondo de Titulizacion de Activos UCI 17 (Spain)	0.00	(d)	12/17/49	476,422
		Freddie Mac Whole Loan Securities Trust
	$330		3.00		09/25/45	322,086
	527		3.50		07/25/46 - 12/25/46	534,288
		GreenPoint Mortgage Funding Trust
	131		1.151	(d)	02/25/37	120,657
	369		1.171	(d)	01/25/37	337,878
EUR	943	Grifonas Finance PLC (Greece)	0.042	(d)	08/28/39	837,146

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		GSR Mortgage Loan Trust
	$65		1.241	(d)%	03/25/35	$54,935
	838		3.858	(d)	12/25/34	810,178
	12		5.50		11/25/35	12,168
	171	HarborView Mortgage Loan Trust	1.184	(d)	01/19/38	156,231
EUR	1,150	IM Pastor 3 FTH (Spain)	0.00	(d)	03/22/43	1,019,505
	143	IM Pastor 4 FTA (Spain)	0.00	(d)	03/22/44	130,037
	$327	Impac CMB Trust	1.786	(d)	10/25/34	306,624
	650	JP Morgan Alternative Loan Trust	1.151	(d)	10/25/36	581,116
		JP Morgan Mortgage Trust
	272	(c)	2.769	(d)	07/27/37	257,748
		PAC
	304		6.00		04/25/36	317,594
		Lehman Mortgage Trust
	86		5.50		11/25/35	79,848
	290		6.00		06/25/37	193,239
	637		6.50		09/25/37	469,971
EUR	432	Ludgate Funding PLC (United Kingdom)	0.091	(d)	12/01/60	382,570
	1,195	Lusitano Mortgages No. 5 PLC (Portugal)	0.00	(d)	07/15/59	1,114,597
GBP	272	Mansard Mortgages Parent Ltd. (United Kingdom)	0.636	(d)	04/15/49	311,939
	450	Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom)	0.642	(d)	03/20/40	571,341
	$176	MASTR Adjustable Rate Mortgages Trust	3.08	(d)	02/25/36	163,078
		MASTR Alternative Loan Trust
	229		6.00		05/25/33	238,331
	124		6.25		07/25/36	106,139
	565	MERIT Securities Corp. (c)	3.243	(d)	09/28/32	503,563
	56	Merrill Lynch Mortgage Investors Trust	1.928	(d)	04/25/29	54,339
EUR	731	Money Partners Securities 1 PLC, (United Kingdom)	1.171	(d)	12/11/38	812,500
		Money Partners Securities 3 PLC,
		(United Kingdom)
	439		4.221	(d)	09/14/39	509,731
GBP	402		5.143	(d)	09/14/39	556,347
	236	Money Partners Securities 4 PLC (Ireland)	5.144	(d)	03/15/40	320,772
	$264	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	2.59	(d)	03/25/33	242,336
GBP	315	Newgate Funding (United Kingdom)	3.344	(d)	12/15/50	385,293

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Paragon Mortgages No. 13 PLC,
		(United Kingdom)
EUR	500		0.048	(d)%	01/15/39	$481,016
GBP	200		0.736	(d)	01/15/39	230,201
	500		1.136	(d)	01/15/39	565,518
	200	Paragon Mortgages No. 22 PLC, (United Kingdom)	1.994	(d)	09/15/42	256,760
		RALI Trust
	$448		1.691	(d)	12/25/33	393,204
	224		5.50		04/25/22	226,693
	980		6.00		05/25/36 - 11/25/36	842,491
	313	RBSSP Resecuritization Trust (c)	16.453	(d)	09/26/37	444,893
	16,238	Residential Asset Securitization Trust, IO	0.50		04/25/37	533,392
	500	RESIMAC (Australia) (c)	2.44	(d)	09/11/48	499,999
EUR	703	ResLoC UK PLC (United Kingdom)	0.12	(d)	12/15/43	642,739
	$147	Structured Adjustable Rate Mortgage Loan Trust	3.303	(d)	06/25/37	137,298
		Structured Asset Mortgage Investments II Trust
	188		1.451	(d)	05/25/45	167,122
	179		1.47	(d)	04/19/35	163,305
	452	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	464,927
	278	Structured Asset Securities Corp. Trust	1.241	(d)	07/25/35	249,106
EUR	604	UCI 16 FTA (Spain)	0.00	(d)	06/16/49	563,775
		Washington Mutual Mortgage Pass-Through
		Certificates Trust
	$272		1.422	(d)	04/25/47	223,250
	468		1.622	(d)	08/25/46	338,248
	292		2.785	(d)	09/25/33	296,361
		Total Mortgages - Other (Cost $30,955,439)				32,591,395
		Short-Term Investments (12.4%)
		U.S. Treasury Securities (1.0%)
		U.S. Treasury Bills
	233	(f)(g)	0.615		07/27/17	232,558
	25	(f)(g)	0.624		07/27/17	24,952
	726	(f)(g)	0.637		07/27/17	724,623
		Total U.S. Treasury Securities (Cost $982,524)				982,133

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (11.4%)
11,567	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $11,566,510)		$11,566,510
	Total Short-Term Investments (Cost $12,549,034)		12,548,643
	Total Investments (Cost $108,743,342) (h)(i)	111.1%	112,786,746
	Liabilities in Excess of Other Assets	(11.1)	(11,261,557)
	Net Assets	100.0%	$101,525,189

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Par is less than $500.

  (b)  Security is subject to delayed delivery.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

  (e)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2017.

  (f)  Rate shown is the yield to maturity at April 30, 2017.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (h)  Securities are available for collateral in connection with purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (i)  At April 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,986,882 and the aggregate gross unrealized depreciation is $943,478 resulting in net unrealized appreciation of $4,043,404.

Foreign Currency Forward Exchange Contracts Open at April 30, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	EUR	7,302,732		$7,791,066	05/08/17	$(165,728)
HSBC Bank PLC	GBP	3,508,659		$4,381,052	05/08/17	(164,012)
JPMorgan Chase Bank NA		$34,024	EUR	31,701	05/08/17	517
JPMorgan Chase Bank NA		$15,819	GBP	12,309	05/08/17	126
UBS AG		$12,051	EUR	11,306	05/08/17	267
UBS AG		$3,937	GBP	3,144	05/08/17	135
Net Unrealized Depreciation						$(328,695)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

Futures Contracts Open at April 30, 2017:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
102	Long	U.S. Treasury 5 yr. Note, Jun-17	$12,077,437	$95,594
58	Long	U.S. Treasury 10 yr. Note, Jun-17	7,291,688	77,165
40	Long	U.S. Treasury 30 yr. Bond, Jun-17	6,118,750	90,080
24	Long	U.S. Treasury 10 yr. Ultra Long Bond, Jun-17	3,250,875	45,421
8	Long	U.S. Treasury Ultra Bond, Jun-17	1,303,500	24,788
45	Short	U.S. Treasury 2 yr. Note, Jun-17	(9,747,422)	(7,931)
		Net Unrealized Appreciation		$325,117

Interest Rate Swap Agreements Open at April 30, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(9,730)
Morgan Stanley & Co., LLC*	1,600	3 Month LIBOR	Receive	2.28	12/08/26	(14,569)
Morgan Stanley & Co., LLC*	1,580	3 Month LIBOR	Receive	2.48	12/21/26	(42,325)
Total Unrealized Depreciation						$(66,624)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations

EUR  Euro.

GBP  British Pound.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2017 (unaudited)

Assets:
Investments in securities, at value (cost $96,535,004)	$100,582,150
Investments in affiliates, at value (cost $12,208,338)	12,204,596
Total investments in securities, at value (cost $108,743,342)	112,786,746
Unrealized appreciation on open foreign currency forward exchange contracts	1,045
Cash (including foreign currency valued at $1 with a cost of $1)	380,592
Receivable for:
Investments sold	23,979,120
Interest and paydown	390,403
Shares of beneficial interest sold	209,997
Variation margin on open futures contracts	25,630
Interest and dividends from affiliates	7,025
Prepaid expenses and other assets	88,579
Total Assets	137,869,137
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	329,740
Payable for:
Investments purchased	35,555,015
Shares of beneficial interest redeemed	173,248
Trustees' fees	50,332
Transfer and sub transfer agent fees	38,269
Dividends to shareholders	36,618
Distribution fee	12,850
Advisory fee	12,293
Administration fee	6,606
Variation margin on open swap agreements	3,869
Accrued expenses and other payables	125,108
Total Liabilities	36,343,948
Net Assets	$101,525,189
Composition of Net Assets:
Paid-in-capital	$105,822,621
Net unrealized appreciation	3,973,688
Dividends in excess of net investment income	(378,378)
Accumulated net realized loss	(7,892,742)
Net Assets	$101,525,189
Class A Shares:
Net Assets	$53,797,865
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,286,284
Net Asset Value Per Share	$8.56
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.94
Class B Shares:
Net Assets	$287,565
Shares Outstanding (unlimited shares authorized, $0.01 par value)	34,353
Net Asset Value Per Share	$8.37
Class L Shares:
Net Assets	$1,958,217
Shares Outstanding (unlimited shares authorized, $0.01 par value)	230,821
Net Asset Value Per Share	$8.48
Class I Shares:
Net Assets	$44,379,986
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,277,384
Net Asset Value Per Share	$8.41
Class C Shares:
Net Assets	$1,101,556
Shares Outstanding (unlimited shares authorized, $0.01 par value)	129,787
Net Asset Value Per Share	$8.49

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2017 (unaudited)

Net Investment Income: Income
Interest	$2,269,400
Interest and dividends from affiliates (Note 9)	20,670
Total Income	2,290,070
Expenses
Advisory fee (Note 4)	221,243
Distribution fee (Class A shares) (Note 5)	64,499
Distribution fee (Class B shares) (Note 5)	1,340
Distribution fee (Class L shares) (Note 5)	4,989
Distribution fee (Class C shares) (Note 5)	4,543
Professional fees	67,983
Sub transfer agent fees and expenses (Class A shares)	26,265
Sub transfer agent fees and expenses (Class B shares)	205
Sub transfer agent fees and expenses (Class L shares)	929
Sub transfer agent fees and expenses (Class I shares)	20,609
Sub transfer agent fees and expenses (Class C shares)	269
Administration fee (Note 4)	37,658
Registration fees	26,266
Shareholder reports and notices	19,068
Transfer agent fees and expenses (Class A shares) (Note 6)	13,963
Transfer agent fees and expenses (Class B shares) (Note 6)	1,030
Transfer agent fees and expenses (Class L shares) (Note 6)	1,078
Transfer agent fees and expenses (Class I shares) (Note 6)	1,130
Transfer agent fees and expenses (Class C shares) (Note 6)	1,052
Custodian fees (Note 7)	15,669
Trustees' fees and expenses	2,674
Other	27,850
Total Expenses	560,312
Less: waiver of Advisory fees (Note 4)	(88,906)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(27,318)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(999)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,012)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(21,739)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(867)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(5,523)
Net Expenses	413,948
Net Investment Income	1,876,122
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(148,145)
Investments in affiliate (Note 9)	2,780
Futures contracts	(1,011,254)
Swap agreements	4,964
Foreign currency forward exchange contracts	594,850
Foreign currency translation	2,425
Net Realized Loss	(554,380)
Change in Unrealized Appreciation (Depreciation) on:
Investments	454,031
Investments in affiliates (Note 9)	2,520
Futures contracts	734,523
Swap agreements	(51,854)
Foreign currency forward exchange contracts	(744,001)
Foreign currency translation	854
Net Change in Unrealized Appreciation (Depreciation)	396,073
Net Loss	(158,307)
Net Increase	$1,717,815

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,876,122	$3,660,263
Net realized gain (loss)	(554,380)	3,093,318
Net change in unrealized appreciation (depreciation)	396,073	(246,217)
Net Increase	1,717,815	6,507,364
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,030,540)	(2,705,386)
Class B shares	(5,402)	(16,881)
Class L shares	(37,580)	(114,018)
Class I shares	(859,367)	(2,171,320)
Class C shares	(14,472)	(28,639)
Total Dividends	(1,947,361)	(5,036,244)
Net increase from transactions in shares of beneficial interest	2,684,655	2,756,292
Net Increase	2,455,109	4,227,412
Net Assets:
Beginning of period	99,070,080	94,842,668
End of Period (Including dividends in excess of net investment income of $(378,378) and $(307,139))	$101,525,189	$99,070,080

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$26,154,833	$—	$26,154,833
Asset-Backed Securities	—	24,794,689	—	24,794,689
Collateralized Mortgage Obligations — Agency Collateral Series	—	6,411,420	—	6,411,420
Commercial Mortgage-Backed Securities	—	10,285,766	—	10,285,766
Mortgages — Other	—	32,591,395	—	32,591,395
Total Fixed Income Securities	—	100,238,103	—	100,238,103

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Securities	$—	$982,133	$—	$982,133
Investment Company	11,566,510	—	—	11,566,510
Total Short-Term Investments	11,566,510	982,133	—	12,548,643
Foreign Currency Forward Exchange Contracts	—	1,045	—	1,045
Futures Contracts	333,048	—	—	333,048
Total Assets	11,899,558	101,221,281	—	113,120,839
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(329,740)	—	(329,740)
Futures Contract	(7,931)	—	—	(7,931)
Interest Rate Swap Agreements	—	(66,624)	—	(66,624)
Total Liabilities	(7,931)	(396,364)	—	(404,295)
Total	$11,891,627	$100,824,917	$—	$112,716,544

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2017, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2017.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$333,048	(a)	Variation margin on open futures contracts	$(7,931	)(a)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(66,624	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,045		Unrealized depreciation on open foreign currency forward exchange contracts	(329,740)
		$334,093			$(404,295)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2017 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(1,011,254)	$—	$4,964
Currency Risk	—	594,850	—
Total	$(1,011,254)	$594,850	$4,964

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$734,523	$—	$(51,854)
Currency Risk	—	(744,001)	—
Total	$734,523	$(744,001)	$(51,854)

At April 30, 2017, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$1,045	$(329,740)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank NA	$643	$—	$—	$643
UBS AG	402	—	—	402
Total	$1,045	$—	$—	$1,045

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$165,728	$—	$—	$165,728
HSBC Bank PLC	164,012	—	—	164,012
Total	$329,740	$—	$—	$329,740

For the six months ended April 30, 2017, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$21,862,447
Futures Contracts:
Average monthly original value	$40,088,957
Swap Agreements:
Average monthly notional amount	$6,120,601

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.27% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2017, $88,906 of advisory fees were waived and $51,935 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,171,656 at April 30, 2017.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2017, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2017, it received $16,035 in front-end sales charges from sales of the Fund's Class A shares. The shareholders pay such charge which is not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	539,196	$4,576,361	1,317,274	$11,058,230
Conversion from Class B	7,403	62,741	5,416	45,584
Reinvestment of dividends	118,959	1,007,402	309,653	2,608,000
Redeemed	(538,184)	(4,558,711)	(1,903,549)	(16,053,059)
Net increase (decrease) — Class A	127,374	1,087,793	(271,206)	(2,341,245)
CLASS B SHARES
Exchanged	722	5,965	1,607	13,223
Conversion to Class A	(7,563)	(62,741)	(5,534)	(45,584)
Reinvestment of dividends	654	5,417	2,020	16,643
Redeemed	(952)	(7,893)	(11,641)	(95,939)
Net decrease — Class B	(7,139)	(59,252)	(13,548)	(111,657)
CLASS L SHARES
Exchanged	7,800	65,206	693	5,778
Reinvestment of dividends	4,471	37,522	13,432	112,154
Redeemed	(39,387)	(327,981)	(111,229)	(928,520)
Net decrease — Class L	(27,116)	(225,253)	(97,104)	(810,588)
CLASS I SHARES
Sold	1,748,128	14,569,434	1,808,693	14,971,455
Reinvestment of dividends	91,873	764,352	237,321	1,964,720
Redeemed	(1,649,301)	(13,745,759)	(1,405,907)	(11,618,491)
Net increase — Class I	190,700	1,588,027	640,107	5,317,684
CLASS C SHARES
Sold	35,747	300,097	103,076	858,077
Reinvestment of dividends	1,689	14,193	3,301	27,609
Redeemed	(2,489)	(20,950)	(22,004)	(183,588)
Net increase — Class C	34,947	293,340	84,373	702,098
Net increase in Fund	318,766	$2,684,655	342,622	$2,756,292

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2017, aggregated $113,759,402 and $109,403,383, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $99,374,408 and $98,079,414, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2017, advisory fees paid were reduced by $5,523 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2017 is as follows:

VALUE OCTOBER 31, 2016	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2017
$7,259,567	$25,839,586	$21,532,643	$16,839	$11,566,510

For the six months ended April 30, 2017, the Fund had the following transactions with Morgan Stanley Dean Witter Capital I, Inc. Trust, an affiliate of the Adviser, Administrator and Distributor:

VALUE OCTOBER 31, 2016	PURCHASES AT COST	SALES/ PAYDOWNS	GAIN	INTEREST INCOME	VALUE APRIL 30, 2017
$280,336	$400,746	$48,296	$2,780	$3,831	$638,086

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At April 30, 2017, the Fund had an accrued pension liability of $50,332, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

compliance with provisions of the Rule. For the six months ended April 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$5,036,244	$3,958,011

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2016:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$411,253	$12,281,409	$(12,692,662)

At October 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$217,535	$—

At October 31, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of $828,243 that do not have an expiration date.

In addition, at October 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$6,943,151	October 31, 2017

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

During the year ended October 31, 2016, capital loss carryforwards of $12,692,663 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $2,188,289.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended April 30, 2017, the Fund did not have any borrowings under the facility.

13. Other

At April 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.7%.

14. Accounting Pronouncement

In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.58		$8.46		$8.69		$8.80		$8.96		$8.56
Income (loss) from investment operations:
Net investment income	0.16		0.33		0.31		0.25		0.18		0.24
Net realized and unrealized gain (loss)	(0.01)		0.21		(0.06)		0.25		0.08		0.48
Total income from investment operations	0.15		0.54		0.25		0.50		0.26		0.72
Less dividends from net investment income	(0.17)		(0.42)		(0.48)		(0.61)		(0.42)		(0.32)
Net asset value, end of period	$8.56		$8.58		$8.46		$8.69		$8.80		$8.96
Total Return(2)	1.76	%(7)	6.70	%(3)	2.83%		5.80%		2.95%		8.62%
Ratios to Average Net Assets:
Net expenses	0.99	%(4)(5)(8)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	1.16	%(4)(5)
Net investment income	3.85	%(4)(5)(8)	3.58	%(4)(5)	2.44	%(4)(5)	2.78	%(4)(5)	2.10	%(4)(5)	2.84	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$53,798		$52,840		$54,369		$57,325		$60,167		$66,046
Portfolio turnover rate	116	%(7)	253%		299%		135%		97%		238%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.29%	3.55%
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.39		$8.27		$8.51		$8.62		$8.78		$8.39
Income (loss) from investment operations:
Net investment income	0.13		0.27		0.25		0.19		0.13		0.19
Net realized and unrealized gain (loss)	(0.01)		0.21		(0.06)		0.25		0.08		0.47
Total income from investment operations	0.12		0.48		0.19		0.44		0.21		0.66
Less dividends from net investment income	(0.14)		(0.36)		(0.43)		(0.55)		(0.37)		(0.27)
Net asset value, end of period	$8.37		$8.39		$8.27		$8.51		$8.62		$8.78
Total Return(2)	1.46	%(7)	6.01	%(3)	2.19%		5.23%		2.40%		7.99%
Ratios to Average Net Assets:
Net expenses	1.69	%(4)(5)(8)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.61	%(4)(5)	1.76	%(4)(5)
Net investment income	3.25	%(4)(5)(8)	2.99	%(4)(5)	1.91	%(4)(5)	2.08	%(4)(5)	1.60	%(4)(5)	2.24	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$288		$348		$455		$817		$1,119		$1,096
Portfolio turnover rate	116	%(7)	253%		299%		135%		97%		238%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.14% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 4.87%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	2.52%	2.42%
October 31, 2016	2.52	2.16
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.38		$8.62		$8.73		$8.89		$8.48
Income (loss) from investment operations:
Net investment income	0.15		0.30		0.28		0.22		0.15		0.19
Net realized and unrealized gain (loss)	(0.02)		0.22		(0.06)		0.25		0.08		0.49
Total income from investment operations	0.13		0.52		0.22		0.47		0.23		0.68
Less dividends from net investment income	(0.16)		(0.39)		(0.46)		(0.58)		(0.39)		(0.27)
Net asset value, end of period	$8.48		$8.51		$8.38		$8.62		$8.73		$8.89
Total Return(2)	1.63	%(7)	6.45	%(3)	2.55%		5.55%		2.60%		8.11%
Ratios to Average Net Assets:
Net expenses	1.29	%(4)(5)(8)	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.36	%(4)(5)	1.76	%(4)(5)
Net investment income	3.60	%(4)(5)(8)	3.33	%(4)(5)	2.18	%(4)(5)	2.48	%(4)(5)	1.76	%(4)(5)	2.24	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,958		$2,194		$2,976		$3,004		$4,290		$4,673
Portfolio turnover rate	116	%(7)	253%		299%		135%		97%		238%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.59%	3.30%
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.43		$8.31		$8.55		$8.66		$8.81		$8.40
Income (loss) from investment operations:
Net investment income	0.17		0.35		0.34		0.27		0.21		0.25
Net realized and unrealized gain (loss)	(0.01)		0.21		(0.07)		0.25		0.08		0.49
Total income from investment operations	0.16		0.56		0.27		0.52		0.29		0.74
Less dividends from net investment income	(0.18)		(0.44)		(0.51)		(0.63)		(0.44)		(0.33)
Net asset value, end of period	$8.41		$8.43		$8.31		$8.55		$8.66		$8.81
Total Return(2)	1.95	%(7)	7.04	%(3)	3.19%		6.23%		3.39%		8.94%
Ratios to Average Net Assets:
Net expenses	0.69	%(4)(5)(8)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.74	%(4)(5)	0.91	%(4)(5)
Net investment income	4.22	%(4)(5)(8)	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)	2.39	%(4)(5)	3.09	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$44,380		$42,881		$36,954		$5,746		$6,491		$3,305
Portfolio turnover rate	116	%(7)	253%		299%		135%		97%		238%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.00%	3.91%
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016(1)		PERIOD FROM APRIL 30, 2015(2) TO OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.13		0.26		0.02
Net realized and unrealized gain (loss)	(0.02)		0.22		(0.04)
Total income (loss) from investment operations	0.11		0.48		(0.02)
Less dividends from net investment income	(0.13)		(0.35)		(0.19)
Net asset value, end of period	$8.49		$8.51		$8.38
Total Return(3)	1.38	%(7)	5.91	%(4)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.79	%(5)(6)(8)	1.79	%(5)(6)	1.78	%(5)(6)(8)
Net investment income (loss)	3.07	%(5)(6)(8)	2.78	%(5)(6)	(0.26	)%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$1,102		$807		$88
Portfolio turnover rate	116	%(7)	253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2017	2.18%	2.68%
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2017